Employee Benefits	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

9. Employee Benefits

401K Plan

The LLC sponsors a 401(k) profit sharing and savings plan for its employees. Employee participation in this plan is voluntary and the LLC matches 50% of eligible employee contributions, up to an amount equal to 3% of employee compensation, on a biweekly basis. For the three and six months ended June 30, 2014, contributions to the plan by the LLC totaled $12,000 and $21,000, respectively. For the three and six months ended June 30, 2013, contributions to the plan by the LLC totaled $16,000 and $36,000, respectively.

Severance

The LLC adopted a Change of Control Plan (the “COC Plan”) in November 2006. As a result of the disposition of the Company’s ethanol plants, a change of control under the COC Plan occurred, and therefore as of December 31, 2013 the Company accrued $4,180,000 in other current liabilities related to certain change of control severance payments owed to its corporate employees, which payments were made in the first quarter of 2014.

12.	Employee Benefits

401K Plan

The LLC sponsors a 401(k) profit sharing and savings plan for its employees. Employee participation in this plan is voluntary and the LLC matches 50% of eligible employee contributions, up to an amount equal to 3% of employee compensation, on a biweekly basis. For the years ended December 31, 2013 and 2012, contributions to the plan by the LLC totaled $155,000 and $244,000, respectively.

Severance

The LLC adopted a Change of Control Plan (the “COC Plan”) in November 2006.  As a result of the disposition of the Company’s ethanol plants, a change of control under the COC Plan occurred, and therefore as of December 31, 2013 the Company accrued $4,180,000 in other current liabilities related to certain change of control severance payments owed to its corporate employees, which payments were made in the first quarter of 2014.